Taxes - Summary of Tax Losses and Scientific Research and Experimental Development Expenditure (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
SR&ED Expenditure Pool	$ 19,813	$ 20,198
Tax Losses	92,396	108,283
2021 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	203
2022 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	603
2023 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	616
2027 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	1
2028 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	10
2029 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	29,578
2030 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	5,468
2031 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	8,602
2032 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	35,755
2033 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	11,560
Indefinite [Member]
Tax Credit Carryforward [Line Items]
SR&ED Expenditure Pool	$ 19,813